UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07792

Nuveen Insured Premium Income Municipal Fund 2
(Exact name of registrant as specified in charter)

Nuveen Investments
        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Kevin J. McCarthy
Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            10/31

Date of reporting period:         7/31/10

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

	Portfolio of Investments (Unaudited)
	Nuveen Insured Premium Income Municipal Fund 2 (NPX)
	July 31, 2010
Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Alabama – 3.7% (2.4% of Total Investments)
$ 3,750	Huntsville Healthcare Authority, Alabama, Revenue Bonds, Series 2005A, 5.000%, 6/01/24 –	6/15 at 100.00	A1	$ 3,820,650
	NPFG Insured
	Jefferson County, Alabama, General Obligation Warrants, Series 2004A:
1,395	5.000%, 4/01/22 – NPFG Insured	4/14 at 100.00	A	1,060,019
1,040	5.000%, 4/01/23 – NPFG Insured	4/14 at 100.00	A	776,630
11,135	Limestone County Water and Sewer Authority, Alabama, Water Revenue Bonds, Series 2007, 4.500%,	3/17 at 100.00	A+	10,293,862
	12/01/37 – SYNCORA GTY Insured
2,590	Montgomery Water and Sewerage Board, Alabama, Water and Sewerage Revenue Bonds, Series 2005,	3/15 at 100.00	AAA	2,737,475
	5.000%, 3/01/25 – AGM Insured
19,910	Total Alabama			18,688,636
	Arizona – 4.9% (3.2% of Total Investments)
	Arizona State, Certificates of Participation, Series 2010A:
2,800	5.250%, 10/01/28 – AGM Insured	10/19 at 100.00	AAA	2,918,748
3,500	5.000%, 10/01/29 – AGM Insured	10/19 at 100.00	AAA	3,562,895
5,000	Arizona State, State Lottery Revenue Bonds, Series 2010A, 5.000%, 7/01/29 – AGC Insured	1/20 at 100.00	AAA	5,134,000
12,365	Phoenix Civic Improvement Corporation, Arizona, Junior Lien Water System Revenue Bonds, Series	7/15 at 100.00	AAA	12,822,629
	2005, 4.750%, 7/01/27 – NPFG Insured (UB)
23,665	Total Arizona			24,438,272
	Arkansas – 2.6% (1.7% of Total Investments)
5,745	Arkansas Development Finance Authority, State Facility Revenue Bonds, Donaghey Plaza Project,	6/14 at 100.00	AAA	6,259,465
	Series 2004, 5.250%, 6/01/25 – AGM Insured
	University of Arkansas, Fayetteville, Revenue Bonds, Medical Sciences Campus, Series 2004B:
2,000	5.000%, 11/01/27 – NPFG Insured	11/14 at 100.00	Aa2	2,114,000
2,000	5.000%, 11/01/28 – NPFG Insured	11/14 at 100.00	Aa2	2,096,920
2,480	University of Arkansas, Monticello Campus, Revenue Bonds, Series 2005, 5.000%, 12/01/35 –	12/13 at 100.00	Aa2	2,544,902
	AMBAC Insured
12,225	Total Arkansas			13,015,287
	California – 20.0% (13.1% of Total Investments)
22,880	Alameda Corridor Transportation Authority, California, Senior Lien Revenue Bonds, Series	No Opt. Call	A	5,473,582
	1999A, 0.000%, 10/01/32 – NPFG Insured
20	California Department of Water Resources, Water System Revenue Bonds, Central Valley Project,	12/14 at 100.00	AAA	23,522
	Series 2005AC, 5.000%, 12/01/24 (Pre-refunded 12/01/14) – NPFG Insured
1,980	California Department of Water Resources, Water System Revenue Bonds, Central Valley Project,	12/14 at 100.00	AAA	2,138,380
	Series 2005AC, 5.000%, 12/01/24 – NPFG Insured
1,300	California Educational Facilities Authority, Revenue Bonds, Occidental College, Series 2005A,	10/15 at 100.00	Aa3	1,314,066
	5.000%, 10/01/33 – NPFG Insured
3,175	Ceres Unified School District, Stanislaus County, California, General Obligation Bonds, Series	8/12 at 26.19	A+	603,790
	2002B, 0.000%, 8/01/35 – FGIC Insured
31,200	Foothill/Eastern Transportation Corridor Agency, California, Toll Road Revenue Refunding	10/10 at 25.34	A	6,120,816
	Bonds, Series 1999, 0.000%, 1/15/34 – NPFG Insured
1,735	Fullerton Public Financing Authority, California, Tax Allocation Revenue Bonds, Series 2005,	9/15 at 100.00	A–	1,686,385
	5.000%, 9/01/27 – AMBAC Insured
7,000	Golden State Tobacco Securitization Corporation, California, Enhanced Tobacco Settlement	6/15 at 100.00	A2	6,555,430
	Asset-Backed Revenue Bonds, Series 2005A, 5.000%, 6/01/35 – FGIC Insured
1,870	Kern Community College District, California, General Obligation Bonds, Series 2006, 0.000%,	No Opt. Call	AAA	961,236
	11/01/23 – AGM Insured
6,520	Los Angeles Unified School District, California, General Obligation Bonds, Series 2005E,	7/15 at 100.00	Aa2	6,950,972
	5.000%, 7/01/22 – AMBAC Insured
4,000	Los Angeles Unified School District, California, General Obligation Bonds, Series 2006F,	7/16 at 100.00	Aa2	4,202,400
	5.000%, 7/01/24 – FGIC Insured
15,000	Orange County Sanitation District, California, Certificates of Participation, Series 2003,	8/13 at 100.00	AAA	17,142,600
	5.250%, 2/01/30 (Pre-refunded 8/01/13) – FGIC Insured
1,750	Orange County Water District, California, Revenue Certificates of Participation, Series 2003B,	8/13 at 100.00	AAA	1,972,303
	5.000%, 8/15/34 – NPFG Insured (ETM)
8,250	Orange County Water District, California, Revenue Certificates of Participation, Series 2003B,	8/13 at 100.00	AAA	8,377,628
	5.000%, 8/15/34 – NPFG Insured
1,435	Pasadena Area Community College District, Los Angeles County, California, General Obligation	6/13 at 100.00	AA+ (4)	1,619,570
	Bonds, Series 2003A, 5.000%, 6/01/22 (Pre-refunded 6/01/13) – FGIC Insured
735	Sacramento City Financing Authority, California, Capital Improvement Revenue Bonds, Solid	12/10 at 101.00	N/R	744,974
	Waste and Redevelopment Projects, Series 1999, 5.800%, 12/01/19 – AMBAC Insured
	San Diego County, California, Certificates of Participation, Edgemoor Facility Project and
	Regional System, Series 2005:
1,675	5.000%, 2/01/24 – AMBAC Insured	2/15 at 100.00	AA+	1,748,868
720	5.000%, 2/01/25 – AMBAC Insured	2/15 at 100.00	AA+	747,295
	San Joaquin Hills Transportation Corridor Agency, Orange County, California, Toll Road Revenue
	Refunding Bonds, Series 1997A:
3,825	0.000%, 1/15/32 – NPFG Insured	No Opt. Call	A	683,987
26,900	0.000%, 1/15/34 – NPFG Insured	No Opt. Call	A	4,115,700
2,000	San Jose Redevelopment Agency, California, Tax Allocation Bonds, Merged Area Redevelopment	8/14 at 100.00	A	2,065,700
	Project, Series 2004A, 5.250%, 8/01/19 – NPFG Insured
7,845	San Jose Redevelopment Agency, California, Tax Allocation Bonds, Merged Area Redevelopment	8/17 at 100.00	A	6,478,950
	Project, Series 2006C, 4.250%, 8/01/30 – NPFG Insured
5,000	Torrance, California, Certificates of Participation, Refunding Series 2005B, 5.000%, 6/01/24 –	No Opt. Call	AA	5,093,950
	AMBAC Insured
12,500	University of California, General Revenue Bonds, Series 2003A, 5.000%, 5/15/33 –	5/13 at 100.00	AA	12,695,875
	AMBAC Insured (UB)
169,315	Total California			99,517,979
	Colorado – 9.4% (6.1% of Total Investments)
1,940	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Adams	6/13 at 100.00	A	1,975,735
	School District 12 – Pinnacle School, Series 2003, 5.250%, 6/01/23 – SYNCORA GTY Insured
3,405	Colorado Educational and Cultural Facilities Authority, Revenue Bonds, Classical Academy	12/13 at 100.00	A	3,476,948
	Charter School, Series 2003, 5.250%, 12/01/23 – SYNCORA GTY Insured
16,095	Denver Convention Center Hotel Authority, Colorado, Senior Revenue Bonds, Convention Center	12/13 at 100.00	N/R (4)	18,106,392
	Hotel, Series 2003A, 5.000%, 12/01/33 (Pre-refunded 12/01/13) – SYNCORA GTY Insured
5,725	Denver School District 1, Colorado, General Obligation Bonds, Series 2004, 5.000%, 12/01/18 –	12/13 at 100.00	AAA	6,388,814
	AGM Insured
12,000	E-470 Public Highway Authority, Colorado, Senior Revenue Bonds, Series 2000B, 0.000%, 9/01/30 –	No Opt. Call	A	3,156,720
	NPFG Insured
1,325	El Paso County, Colorado, Certificates of Participation, Detention Facility Project, Series	12/12 at 100.00	AA–	1,383,817
	2002B, 5.000%, 12/01/27 – AMBAC Insured
	Jefferson County School District R1, Colorado, General Obligation Bonds, Series 2004:
2,500	5.000%, 12/15/22 (Pre-refunded 12/15/14) – AGM Insured (UB)	12/14 at 100.00	AAA	2,919,175
5,125	5.000%, 12/15/23 (Pre-refunded 12/15/14) – AGM Insured (UB)	12/14 at 100.00	AAA	5,984,309
2,000	5.000%, 12/15/24 (Pre-refunded 12/15/14) – AGM Insured (UB)	12/14 at 100.00	AAA	2,335,340
1,000	University of Colorado, Enterprise System Revenue Bonds, Series 2005, 5.000%, 6/01/30 –	6/15 at 100.00	Aa2	1,048,950
	FGIC Insured
51,115	Total Colorado			46,776,200
	District of Columbia – 0.2% (0.1% of Total Investments)
1,065	Washington Convention Center Authority, District of Columbia, Dedicated Tax Revenue Bonds,	10/16 at 100.00	AA+	1,078,483
	Tender Option Bond Trust 1606, 11.356%, 10/01/30 – AMBAC Insured (IF)
	Florida – 2.3% (1.5% of Total Investments)
1,000	Citizens Property Insurance Corporation, Florida, High-Risk Account Senior Secured Bonds	No Opt. Call	AAA	1,073,980
	Series 2010A-1, 5.000%, 6/01/16 – AGM Insured
4,000	Florida State Board of Education, Full Faith and Credit Public Education Capital Outlay Bonds,	6/13 at 101.00	AAA	4,361,160
	Series 2003J, 5.000%, 6/01/22 – AMBAC Insured
5,720	Miami-Dade County, Florida, General Obligation Bonds, Series 2005, 5.000%, 7/01/33 –	7/15 at 100.00	AAA	5,851,102
	AGM Insured
10,720	Total Florida			11,286,242
	Georgia – 4.0% (2.6% of Total Investments)
1,535	Cherokee County Water and Sewerage Authority, Georgia, Revenue Bonds, Refunding Series 2007,	8/20 at 100.00	Aa2	1,552,699
	4.000%, 8/01/26
4,000	Cobb County Development Authority, Georgia, Parking Revenue Bonds, Kennesaw State University,	7/14 at 100.00	A1	4,168,080
	Series 2004, 5.000%, 7/15/24 – NPFG Insured
1,475	Columbus, Georgia, Water and Sewerage Revenue Bonds, Series 2005, 5.000%, 5/01/23 –	5/14 at 100.00	Aa2	1,561,583
	NPFG Insured
	Municipal Electric Authority of Georgia, Combustion Turbine Revenue Bonds, Series 2003A:
1,775	5.000%, 11/01/21 – NPFG Insured	11/13 at 100.00	A1	1,901,238
2,580	5.000%, 11/01/22 – NPFG Insured	11/13 at 100.00	A1	2,735,213
4,500	South Fulton Municipal Regional Water and Sewerage Authority, Georgia, Water and Sewerage	1/13 at 100.00	N/R (4)	4,985,775
	Revenue Bonds, Series 2003, 5.000%, 1/01/33 (Pre-refunded 1/01/13) – NPFG Insured
3,000	Valdosta and Lowndes County Hospital Authority, Georgia, Revenue Certificates, South Georgia	10/12 at 101.00	A+	3,075,000
	Medical Center, Series 2002, 5.200%, 10/01/22 – AMBAC Insured
18,865	Total Georgia			19,979,588
	Hawaii – 4.6% (3.0% of Total Investments)
2,375	Hawaii County, Hawaii, General Obligation Bonds, Series 2003A, 5.000%, 7/15/19 – AGM Insured	7/13 at 100.00	AAA	2,606,681
20,000	Hawaii Department of Budget and Finance, Special Purpose Revenue Refunding Bonds, Hawaiian	1/11 at 101.00	Baa1	20,178,800
	Electric Company Inc., Series 2000, 5.700%, 7/01/20 – AMBAC Insured (Alternative Minimum Tax)
22,375	Total Hawaii			22,785,481
	Idaho – 0.0% (0.0% of Total Investments)
235	Idaho Housing and Finance Association, Single Family Mortgage Bonds, Series 1998E, 5.450%,	1/11 at 100.00	Aaa	243,549
	7/01/18 – AMBAC Insured (Alternative Minimum Tax)
	Illinois – 5.5% (3.6% of Total Investments)
1,015	Chicago Park District, Illinois, Limited Tax General Obligation Park Bonds, Series 2001C,	7/11 at 100.00	AA	1,054,879
	5.500%, 1/01/18 – FGIC Insured
8,000	Chicago, Illinois, General Airport Revenue Bonds, O’Hare International Airport, Third Lien	No Opt. Call	AAA	8,316,000
	Refunding Series 2010C, 5.250%, 1/01/35 – AGC Insured
	Illinois Health Facilities Authority, Revenue Bonds, Lutheran General Health System,
	Series 1993A:
1,295	6.125%, 4/01/12 – AGM Insured (ETM)	No Opt. Call	AAA	1,368,245
5,000	6.250%, 4/01/18 – AGM Insured (ETM)	No Opt. Call	AAA	6,082,750
1,950	Illinois Health Facilities Authority, Revenue Refunding Bonds, SSM Healthcare System, Series	No Opt. Call	AA– (4)	2,351,193
	1992AA, 6.550%, 6/01/14 – NPFG Insured (ETM)
4,000	Illinois Municipal Electric Agency, Power Supply System Revenue Bonds, Series 2007A, 5.000%,	2/17 at 100.00	A+	4,060,960
	2/01/35 – FGIC Insured
5,725	Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds, McCormick Place Expansion	6/22 at 101.00	AAA	4,206,329
	Project, Series 2002A, 0.000%, 6/15/27 – NPFG Insured
130	Peoria, Moline and Freeport, Illinois, GNMA Collateralized Single Family Mortgage Revenue	10/10 at 100.00	AA+	132,145
	Bonds, Series 1995A, 7.600%, 4/01/27 (Alternative Minimum Tax)
27,115	Total Illinois			27,572,501
	Indiana – 4.9% (3.2% of Total Investments)
	Hamilton County Public Building Corporation, Indiana, First Mortgage Bonds, Series 2004:
2,105	5.000%, 8/01/23 – AGM Insured	8/14 at 100.00	AAA	2,285,862
2,215	5.000%, 8/01/24 – AGM Insured	8/14 at 100.00	AAA	2,389,165
10,000	Indiana Finance Authority, Revenue Bonds, Trinity Health Care Group, Refunding Series 2009A,	12/19 at 100.00	AA	10,411,100
	5.250%, 12/01/38
3,730	Indiana Municipal Power Agency, Power Supply Revenue Bonds, Series 2007A, 5.000%, 1/01/42 –	1/17 at 100.00	A+	3,777,856
	NPFG Insured
5,000	Indianapolis Local Public Improvement Bond Bank, Indiana, Waterworks Project Series 2009A,	1/19 at 100.00	AAA	5,458,650
	5.500%, 1/01/38 – AGC Insured
23,050	Total Indiana			24,322,633
	Kansas – 0.3% (0.2% of Total Investments)
1,250	Kansas Turnpike Authority, Revenue Bonds, Series 2004A-2, 5.000%, 9/01/27 – AGM Insured	9/14 at 101.00	AAA	1,331,863
	Kentucky – 1.0% (0.7% of Total Investments)
6,010	Kentucky Economic Development Finance Authority, Health System Revenue Bonds, Norton	No Opt. Call	A	2,017,076
	Healthcare Inc., Series 2000B, 0.000%, 10/01/28 – NPFG Insured
3,040	Kentucky Turnpike Authority, Economic Development Road Revenue Bonds, Revitalization Project,	7/15 at 100.00	AA+	3,234,469
	Series 2005B, 5.000%, 7/01/25 – AMBAC Insured
9,050	Total Kentucky			5,251,545
	Louisiana – 5.1% (3.3% of Total Investments)
3,940	Louisiana Public Facilities Authority, Revenue Bonds, Baton Rouge General Hospital, Series	7/14 at 100.00	A	4,057,057
	2004, 5.250%, 7/01/24 – NPFG Insured
	Louisiana State, Gasoline and Fuels Tax Revenue Bonds, Series 2005A:
1,010	5.000%, 5/01/25 – FGIC Insured	5/15 at 100.00	Aa1	1,063,086
2,210	5.000%, 5/01/26 – FGIC Insured	5/15 at 100.00	Aa1	2,315,373
2,500	5.000%, 5/01/27 – FGIC Insured	5/15 at 100.00	Aa1	2,605,975
	Louisiana State, Gasoline and Fuels Tax Revenue Bonds, Series 2006A:
1,320	4.750%, 5/01/39 – AGM Insured (UB)	5/16 at 100.00	AAA	1,332,804
14,265	4.500%, 5/01/41 – FGIC Insured (UB)	5/16 at 100.00	Aa1	13,961,584
25,245	Total Louisiana			25,335,879
	Maryland – 0.8% (0.5% of Total Investments)
1,865	Baltimore, Maryland, Senior Lien Convention Center Hotel Revenue Bonds, Series 2006A, 5.250%,	9/16 at 100.00	Baa3	1,697,635
	9/01/26 – SYNCORA GTY Insured
2,495	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Western Maryland	7/16 at 100.00	A	2,408,349
	Health, Series 2006A, 4.750%, 7/01/36 – NPFG Insured
4,360	Total Maryland			4,105,984
	Massachusetts – 3.4% (2.2% of Total Investments)
3,000	Massachusetts Department of Transportation, Metropolitan Highway System Revenue Bonds,	1/20 at 100.00	AA	3,176,640
	Commonwealth Contract Assistance Secured, Refunding Series 2010B, 5.000%, 1/01/35
3,000	Massachusetts Development Finance Authority, Revenue Bonds, WGBH Educational Foundation,	No Opt. Call	A	3,364,830
	Series 2002A, 5.750%, 1/01/42 – AMBAC Insured
290	Massachusetts Port Authority, Special Facilities Revenue Bonds, Delta Air Lines Inc., Series	1/11 at 101.00	N/R	229,112
	2001A, 5.000%, 1/01/27 – AMBAC Insured (Alternative Minimum Tax)
3,335	Massachusetts School Building Authority, Dedicated Sales Tax Revenue Bonds, Tender Option Bond	8/17 at 100.00	AAA	3,852,659
	Trust 3091, 13.298%, 8/15/37 – AMBAC Insured (IF)
	Massachusetts, Special Obligation Dedicated Tax Revenue Bonds, Series 2004:
3,650	5.250%, 1/01/22 (Pre-refunded 1/01/14) – FGIC Insured	1/14 at 100.00	A1 (4)	4,180,126
2,000	5.250%, 1/01/24 (Pre-refunded 1/01/14) – FGIC Insured	1/14 at 100.00	A1 (4)	2,290,480
15,275	Total Massachusetts			17,093,847
	Michigan – 0.6% (0.4% of Total Investments)
3,170	Michigan Housing Development Authority, Rental Housing Revenue Bonds, Series 1997A, 6.000%,	10/10 at 100.00	AA	3,177,418
	4/01/16 – AMBAC Insured (Alternative Minimum Tax)
	Minnesota – 0.2% (0.1% of Total Investments)
795	Minnesota Housing Finance Agency, Rental Housing Bonds, Series 1995D, 5.950%, 2/01/18 –	8/10 at 100.00	AA+	798,347
	NPFG Insured
	Missouri – 0.4% (0.3% of Total Investments)
1,000	Jackson County Reorganized School District R-7, Lees Summit, Missouri, General Obligation	3/16 at 100.00	Aa1	1,100,320
	Bonds, Series 2006, 5.250%, 3/01/25 – NPFG Insured
405	Missouri Housing Development Commission, Multifamily Housing Revenue Bonds, Brookstone Village	12/10 at 100.00	AAA	405,668
	Apartments, Series 1996A, 6.000%, 12/01/16 – AGM Insured (Alternative Minimum Tax)
750	Missouri Western State College, Auxiliary System Revenue Bonds, Series 2003, 5.000%, 10/01/33 –	10/13 at 100.00	A	759,150
	NPFG Insured
2,155	Total Missouri			2,265,138
	Nebraska – 2.9% (1.9% of Total Investments)
1,000	Nebraska Public Power District, General Revenue Bonds, Series 2005A, 5.000%, 1/01/25 –	1/15 at 100.00	AAA	1,044,230
	AGM Insured
11,520	Nebraska Public Power District, Power Supply System Revenue Bonds, Series 2006A, 5.000%,	1/16 at 100.00	A1	11,830,118
	1/01/41 – FGIC Insured
865	Omaha Public Power District, Nebraska, Separate Electric System Revenue Bonds, Nebraska City 2,	2/17 at 100.00	AA+	1,370,593
	Series 2006A, 19.811%, 8/01/40 – AMBAC Insured (IF)
13,385	Total Nebraska			14,244,941
	Nevada – 3.6% (2.3% of Total Investments)
5,000	Clark County, Nevada, Industrial Development Revenue Bonds, Southwest Gas Corporation, Series	1/11 at 102.00	Baa2	5,004,900
	2000C, 5.950%, 12/01/38 – AMBAC Insured (Alternative Minimum Tax)
7,545	Clark County, Nevada, Passenger Facility Charge Revenue Bonds, Las Vegas-McCarran	1/20 at 100.00	AAA	7,716,272
	International Airport, Series 2010A, 5.250%, 7/01/39 – AGM Insured
3,280	Clark County, Nevada, Subordinate Lien Airport Revenue Bonds, Series 2004A-2, 5.125%, 7/01/24 –	7/14 at 100.00	Aa3	3,387,879
	FGIC Insured
	Director of Nevada State Department of Business and Industry, Revenue Bonds, Las Vegas
	Monorail Project, First Tier, Series 2000:
5,055	0.000%, 1/01/27 – AMBAC Insured	No Opt. Call	N/R	466,880
5,500	5.625%, 1/01/32 – AMBAC Insured (5)	1/12 at 100.00	N/R	1,318,295
26,380	Total Nevada			17,894,226
	New Jersey – 7.0% (4.6% of Total Investments)
	Essex County Improvement Authority, New Jersey, Guaranteed Revenue Bonds, Project
	Consolidation, Series 2004:
1,275	5.125%, 10/01/21 – NPFG Insured	10/14 at 100.00	Aa2	1,357,977
2,250	5.125%, 10/01/22 – NPFG Insured	10/14 at 100.00	Aa2	2,381,198
1,560	Mount Olive Township Board of Education, Morris County, New Jersey, General Obligation Bonds,	1/15 at 100.00	Aa2	1,671,025
	Series 2004, 5.000%, 1/15/22 – NPFG Insured
	New Jersey Economic Development Authority, Revenue Bonds, Motor Vehicle Surcharge,
	Series 2004A:
1,475	5.000%, 7/01/22 – NPFG Insured	7/14 at 100.00	A	1,550,092
1,475	5.000%, 7/01/23 – NPFG Insured	7/14 at 100.00	A	1,542,408
3,075	New Jersey Transit Corporation, Certificates of Participation Refunding, Series 2003, 5.500%,	No Opt. Call	AAA	3,564,110
	10/01/15 – AGM Insured
	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2006C:
25,000	0.000%, 12/15/35 – AMBAC Insured	No Opt. Call	AA–	5,660,750
10,000	0.000%, 12/15/36 – AMBAC Insured	No Opt. Call	AA–	2,119,200
10,000	New Jersey Turnpike Authority, Revenue Bonds, Refunding Series 2005D-1, 5.250%, 1/01/26 –	No Opt. Call	AAA	11,584,600
	AGM Insured
3,315	New Jersey Turnpike Authority, Revenue Bonds, Series 2005A, 5.000%, 1/01/25 – AGM Insured (UB)	1/15 at 100.00	AAA	3,543,503
59,425	Total New Jersey			34,974,863
	New Mexico – 1.0% (0.6% of Total Investments)
	New Mexico Finance Authority, Public Project Revolving Fund Revenue Bonds, Series 2004C:
1,415	5.000%, 6/01/22 – AMBAC Insured	6/14 at 100.00	AA+	1,498,428
1,050	5.000%, 6/01/24 – AMBAC Insured	6/14 at 100.00	AA+	1,101,492
2,000	New Mexico Finance Authority, Public Project Revolving Fund Revenue Bonds, Series 2005E,	6/15 at 100.00	Aa3	2,130,360
	5.000%, 6/15/25 – NPFG Insured
4,465	Total New Mexico			4,730,280
	New York – 7.5% (4.9% of Total Investments)
1,120	Dormitory Authority of the State of New York, FHA-Insured Mortgage Revenue Bonds, Montefiore	2/15 at 100.00	A	1,165,405
	Hospital, Series 2004, 5.000%, 8/01/23 – FGIC Insured
1,000	Dormitory Authority of the State of New York, State Personal Income Tax Revenue Bonds, Series	3/15 at 100.00	AAA	1,070,910
	2005F, 5.000%, 3/15/24 – AMBAC Insured
4,055	Hudson Yards Infrastructure Corporation, New York, Revenue Bonds, Series 2006A, 4.500%,	2/17 at 100.00	A	3,739,683
	2/15/47 – NPFG Insured
	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 2006A:
10,675	5.000%, 12/01/23 – FGIC Insured	6/16 at 100.00	A	11,493,879
5,000	5.000%, 12/01/25 – FGIC Insured	6/16 at 100.00	A	5,293,700
2,700	Long Island Power Authority, New York, Electric System Revenue Bonds, Series 2006F, 4.250%,	11/16 at 100.00	A	2,640,087
	5/01/33 – NPFG Insured
5,000	New York City, New York, General Obligation Bonds, Fiscal Series 2004E, 5.000%, 11/01/21 –	11/14 at 100.00	AAA	5,546,550
	AGM Insured
1,540	New York Convention Center Development Corporation, Hotel Unit Fee Revenue Bonds, Series 2005,	11/15 at 100.00	AA+	1,756,462
	Trust 2364, 16.723%, 11/15/44 – AMBAC Insured (IF)
495	New York State Housing Finance Agency, Mortgage Revenue Refunding Bonds, Housing Project,	11/10 at 100.00	AAA	495,718
	Series 1996A, 6.125%, 11/01/20 – AGM Insured
3,770	New York State Thruway Authority, General Revenue Bonds, Series 2005G, 5.000%, 1/01/25 –	7/15 at 100.00	AAA	4,012,901
	AGM Insured
35,355	Total New York			37,215,295
	North Carolina – 2.3% (1.5% of Total Investments)
1,250	Appalachian State University, North Carolina, Revenue Bonds, Series 2005, 5.000%, 7/15/30 –	7/15 at 100.00	Aa3	1,283,625
	NPFG Insured
1,780	Charlotte, North Carolina, Water and Sewer System Refunding Bonds, Tender Option Bond Trust	7/20 at 100.00	AAA	2,206,719
	43W, 13.313%, 7/01/38 (IF)
	Mooresville, North Carolina, Enterprise System Revenue Bonds, Series 2004:
2,225	5.000%, 5/01/23 – FGIC Insured	5/14 at 100.00	AA–	2,322,811
2,335	5.000%, 5/01/24 – FGIC Insured	5/14 at 100.00	AA–	2,428,283
2,900	Raleigh Durham Airport Authority, North Carolina, Airport Revenue Bonds, Series 2005A, 5.000%,	5/15 at 100.00	Aa3	3,097,954
	5/01/21 – AMBAC Insured
10,490	Total North Carolina			11,339,392
	North Dakota – 3.8% (2.5% of Total Investments)
10,715	Fargo, North Dakota, Health System Revenue Bonds, MeritCare Obligated Group, Series 2000A,	12/10 at 101.00	AAA	10,837,901
	5.600%, 6/01/21 – AGM Insured
8,000	North Dakota, Student Loan Trust Revenue Bonds, Series 2000B, 5.850%, 12/01/25 – AMBAC Insured	12/10 at 100.00	Aaa	8,022,320
	(Alternative Minimum Tax)
18,715	Total North Dakota			18,860,221
	Ohio – 1.6% (1.1% of Total Investments)
7,825	Hamilton County, Ohio, Sales Tax Bonds, Subordinate Lien, Series 2006, 4.250%, 12/01/32 –	12/16 at 100.00	A1	7,418,648
	AMBAC Insured
700	Shaker Heights, Ohio, General Obligation Bonds, Series 2003, 5.250%, 12/01/26 – AMBAC Insured	12/13 at 100.00	AA+	752,703
8,525	Total Ohio			8,171,351
	Oklahoma – 0.3% (0.2% of Total Investments)
1,500	Oklahoma Capitol Improvement Authority, State Facilities Revenue Bonds, Series 2005F, 5.000%,	7/15 at 100.00	AA	1,572,480
	7/01/24 – AMBAC Insured
	Oregon – 0.3% (0.2% of Total Investments)
1,520	Portland Housing Authority, Oregon, Multifamily Housing Revenue Bonds, Lovejoy Station	1/11 at 100.00	Baa1	1,521,125
	Apartments, Series 2000, 6.000%, 7/01/33 – NPFG Insured (Alternative Minimum Tax)
	Pennsylvania – 11.4% (7.5% of Total Investments)
12,620	Allegheny County Hospital Development Authority, Pennsylvania, Insured Revenue Bonds, West	11/10 at 102.00	AAA	13,099,055
	Penn Allegheny Health System, Series 2000A, 6.500%, 11/15/30 (Pre-refunded 11/15/10) –
	NPFG Insured
2,000	Allegheny County Sanitary Authority, Pennsylvania, Sewerage Revenue Bonds, Series 2005A,	12/15 at 100.00	A	2,071,020
	5.000%, 12/01/23 – NPFG Insured
4,235	Delaware County Authority, Pennsylvania, Revenue Bonds, Villanova University, Series 2006,	8/16 at 100.00	A1	4,499,645
	5.000%, 8/01/24 – AMBAC Insured
1,750	Delaware River Port Authority, New Jersey and Pennsylvania, Revenue Bonds, Series 2010E,	1/20 at 100.00	AAA	1,803,638
	5.000%, 1/01/40 – AGM Insured
1,015	Montgomery County Industrial Development Authority, Pennsylvania, FHA Insured Mortgage Revenue	8/20 at 100.00	AA	1,052,768
	Bonds, New Regional Medical Center Project, Series 2010, 5.375%, 8/01/38
5,235	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Drexel University, Series	5/15 at 100.00	A+	5,371,424
	2005A, 5.000%, 5/01/28 – NPFG Insured
4,585	Pennsylvania Public School Building Authority, Lease Revenue Bonds, School District of	12/16 at 100.00	AAA	4,426,955
	Philadelphia, Series 2006B, 4.500%, 6/01/32 – AGM Insured (UB)
1,050	Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Series 2006A, 5.000%, 12/01/26 –	6/16 at 100.00	Aa3	1,109,997
	AMBAC Insured
	Philadelphia Gas Works, Pennsylvania, Revenue Bonds, General Ordinance, Fifth Series 2004A-1:
5,235	5.000%, 9/01/24 – AGM Insured	9/14 at 100.00	AAA	5,321,744
3,000	5.000%, 9/01/25 – AGM Insured	9/14 at 100.00	AAA	3,037,440
2,985	Philadelphia Hospitals and Higher Education Facilities Authority, Pennsylvania, Health System	5/20 at 100.00	AA	2,996,253
	Revenue Bonds, Jefferson Health System, Series 2010B, 5.000%, 5/15/40
2,360	Philadelphia, Pennsylvania, Water and Wastewater Revenue Bonds, Series 1997A, 5.125%,	10/10 at 100.00	A1 (4)	2,429,030
	8/01/27 – AMBAC Insured (ETM)
3,785	Reading School District, Berks County, Pennsylvania, General Obligation Bonds, Series 2005,	1/16 at 100.00	AAA	4,041,547
	5.000%, 1/15/25 – AGM Insured (UB)
1,455	Solebury Township, Pennsylvania, General Obligation Bonds, Series 2005, 5.000%, 12/15/25 –	6/15 at 100.00	Aa2	1,543,944
	AMBAC Insured
3,650	State Public School Building Authority, Pennsylvania, Lease Revenue Bonds, Philadelphia School	6/13 at 100.00	AAA	4,102,126
	District, Series 2003, 5.000%, 6/01/29 (Pre-refunded 6/01/13) – AGM Insured
54,960	Total Pennsylvania			56,906,586
	Puerto Rico – 1.5% (1.0% of Total Investments)
2,500	Puerto Rico Electric Power Authority, Power Revenue Bonds, Series 2005RR, 5.000%, 7/01/22 –	7/15 at 100.00	A	2,591,900
	FGIC Insured
4,705	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, First Subordinate Series	8/20 at 100.00	AAA	4,880,261
	2010C, 5.125%, 8/01/42 – AGM Insured
7,205	Total Puerto Rico			7,472,161
	South Carolina – 0.4% (0.3% of Total Investments)
1,955	Greenville County School District, South Carolina, Installment Purchase Revenue Bonds, Series	12/16 at 100.00	AAA	2,060,002
	2006, 5.000%, 12/01/28 – AGM Insured
	Texas – 14.5% (9.5% of Total Investments)
	Corpus Christi, Texas, Utility System Revenue Bonds, Series 2004:
3,475	5.000%, 7/15/22 – AGM Insured (UB)	7/14 at 100.00	AAA	3,779,236
3,645	5.000%, 7/15/23 – AGM Insured (UB)	7/14 at 100.00	AAA	3,938,313
10,000	Dallas, Texas, Waterworks and Sewer System Revenue Bonds, Series 2007, 4.375%, 10/01/32 –	10/17 at 100.00	AAA	10,042,300
	AMBAC Insured (UB)
12,500	Dallas-Ft. Worth International Airport, Texas, Joint Revenue Refunding and Improvement Bonds,	10/10 at 100.00	A+	12,503,750
	Series 2001A, 5.500%, 11/01/35 – NPFG Insured (Alternative Minimum Tax)
5,000	Harris County Hospital District, Texas, Revenue Bonds, Series 2007A, 5.250%, 2/15/42 –	2/17 at 100.00	A1	4,976,200
	NPFG Insured
500	Houston, Texas, Subordinate Lien Airport System Revenue Bonds, Series 2000B, 5.450%, 7/01/24 –	No Opt. Call	AAA	554,965
	AGM Insured
4,485	Lower Colorado River Authority, Texas, Contract Revenue Refunding Bonds, Transmission Services	5/12 at 100.00	AAA	4,754,952
	Corporation, Series 2003B, 5.000%, 5/15/21 – AGM Insured
10,000	Lower Colorado River Authority, Texas, Contract Revenue Refunding Bonds, Transmission Services	5/13 at 100.00	A	10,116,100
	Corporation, Series 2003C, 5.000%, 5/15/33 – AMBAC Insured
4,151	Panhandle Regional Housing Finance Corporation, Texas, GNMA Collateralized Multifamily Housing	7/12 at 105.00	Aaa	4,382,999
	Mortgage Revenue Bonds, Renaissance of Amarillo Apartments, Series 2001A, 6.650%, 7/20/42
	Tarrant County Health Facilities Development Corporation, Texas, Hospital Revenue Bonds, Cook
	Children’s Healthcare System, Series 2000A:
6,725	5.750%, 12/01/17 (Pre-refunded 12/01/10) – AGM Insured	12/10 at 101.00	AAA	6,913,636
1,170	5.750%, 12/01/24 (Pre-refunded 12/01/10) – AGM Insured	12/10 at 101.00	AAA	1,202,819
6,330	5.750%, 12/01/24 (Pre-refunded 12/01/10) – AGM Insured	12/10 at 101.00	AAA	6,507,557
2,300	Texas State University System, Financing Revenue Refunding Bonds, Series 2002, 5.000%,	3/12 at 100.00	AAA	2,443,198
	3/15/18 – AGM Insured
70,281	Total Texas			72,116,025
	Utah – 2.4% (1.5% of Total Investments)
8,600	Intermountain Power Agency, Utah, Power Supply Revenue Refunding Bonds, Series 2003A, 5.000%,	7/13 at 100.00	AAA	9,386,814
	7/01/18 – AGM Insured (UB)
2,385	Mountain Regional Water Special Service District, Utah, Water Revenue Bonds, Series 2003,	12/13 at 100.00	A+	2,352,516
	5.000%, 12/15/33 – NPFG Insured
10,985	Total Utah			11,739,330
	Vermont – 0.3% (0.2% of Total Investments)
1,320	Vermont Educational and Health Buildings Financing Agency, Revenue Bonds, Fletcher Allen	12/10 at 101.00	Baa1	1,335,707
	Health Care Inc., Series 2000A, 6.000%, 12/01/23 – AMBAC Insured
	Virginia – 2.7% (1.7% of Total Investments)
	Greater Richmond Convention Center Authority, Virginia, Hotel Tax Revenue Bonds, Series 2005:
5,880	5.000%, 6/15/20 – NPFG Insured	6/15 at 100.00	A	6,260,495
5,000	5.000%, 6/15/22 – NPFG Insured	6/15 at 100.00	A	5,250,200
	Loudoun County Industrial Development Authority, Virginia, Lease Revenue Bonds, Public Safety
	Facilities, Series 2003A:
1,150	5.250%, 12/15/22 – AGM Insured	6/14 at 100.00	AAA	1,271,002
500	5.250%, 12/15/23 – AGM Insured	6/14 at 100.00	AAA	552,610
12,530	Total Virginia			13,334,307
	Washington – 8.1% (5.3% of Total Investments)
10,000	Chelan County Public Utility District 1, Washington, Hydro Consolidated System Revenue Bonds,	7/11 at 101.00	AA	10,053,600
	Series 2001B, 5.600%, 1/01/36 – NPFG Insured (Alternative Minimum Tax)
1,370	Clark County School District 101, La Center, Washington, General Obligation Bonds, Series	12/12 at 100.00	Aa1	1,461,201
	2002, 5.000%, 12/01/22 – AGM Insured
5,230	Douglas County Public Utility District 1, Washington, Revenue Bonds, Wells Hydroelectric,	9/10 at 101.00	AA	5,294,486
	Series 1999A, 6.125%, 9/01/29 – NPFG Insured (Alternative Minimum Tax)
3,000	King County, Washington, Sewer Revenue Bonds, Series 2007, 5.000%, 1/01/42 – AGM Insured	7/17 at 100.00	AAA	3,136,290
1,545	Tacoma, Washington, General Obligation Bonds, Series 2004, 5.000%, 12/01/19 – NPFG Insured	12/14 at 100.00	AA	1,676,773
3,950	Washington State Health Care Facilities Authority, Revenue Bonds, Swedish Health Services,	11/10 at 100.00	A2	3,954,543
	Series 1998, 5.125%, 11/15/22 – AMBAC Insured
6,200	Washington State, General Obligation Purpose Bonds, Series 2003A, 5.000%, 7/01/20 –	7/12 at 100.00	AA+	6,654,894
	FGIC Insured
10,855	Washington, General Obligation Bonds, Series 2000S-5, 0.000%, 1/01/20 – FGIC Insured	No Opt. Call	AA+	7,886,916
42,150	Total Washington			40,118,703
	West Virginia – 1.6% (1.1% of Total Investments)
8,000	Pleasants County, West Virginia, Pollution Control Revenue Bonds, Monongahela Power Company	11/10 at 100.00	BBB–	8,014,159
	Pleasants Station Project, Series 1995C, 6.150%, 5/01/15 – AMBAC Insured
	Wisconsin – 6.0% (3.9% of Total Investments)
7,000	La Crosse, Wisconsin, Resource Recovery Revenue Refunding Bonds, Northern States Power Company	No Opt. Call	Aaa	7,919,940
	Project, Series 1996, 6.000%, 11/01/21 – NPFG Insured (Alternative Minimum Tax)
12,750	Milwaukee County, Wisconsin, Airport Revenue Bonds, Series 2000A, 5.750%, 12/01/25 – FGIC	12/10 at 100.00	A1	12,779,198
	Insured (Alternative Minimum Tax)
4,940	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Sinai Samaritan Medical	8/10 at 100.00	A	4,946,373
	Center Inc., Series 1996, 5.750%, 8/15/16 – NPFG Insured
3,775	Wisconsin State, General Obligation Bonds, Series 2006A, 4.750%, 5/01/25 – FGIC Insured	5/16 at 100.00	AA	4,013,692
28,465	Total Wisconsin			29,659,203
$ 858,566	Total Investments (cost $741,359,603) – 153.1%			762,345,229
	Floating Rate Obligations – (11.6)%			(57,980,000)
	Variable Rate Demand Preferred Shares, at Liquidation Value – (44.0)% (6)			(219,000,000)
	Other Assets Less Liabilities – 2.5%			12,412,057
	Net Assets Applicable to Common Shares – 100%			$ 497,777,286

Fair Value Measurements

In determining the value of the Fund’s investments, various inputs are used. These inputs are summarized in the three broad levels listed below:

Level 1 – Quoted prices in active markets for identical securities.

Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 – Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of July 31, 2010:

	Level 1	Level 2	Level 3	Total
Investments:
Municipal Bonds	$ —	$762,345,229	$ —	$762,345,229

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate securities reflected as financing transactions, if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At July 31, 2010, the cost of investments was $694,994,671.

Gross unrealized appreciation and gross unrealized depreciation of investments at July 31, 2010, were as follows:

Gross unrealized:
Appreciation	$ 35,170,017
Depreciation	(25,801,193)
Net unrealized appreciation (depreciation) of investments	$ 9,368,824

The Fund intends to invest at least 80% of its net assets in municipal securities that are covered by insurance guaranteeing the timely payment of principal and interest.
(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investor Service, Inc.
(“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by
Fitch are considered to be below investment grade.
(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Such investments are normally considered to be equivalent to AAA rated securities.
(5)	The Fund’s Adviser has concluded this issue is not likely to meet its future interest payment obligations and has directed the Fund’s custodian to cease accruing additional income on the Fund’s records.
(6)	Variable Rate Demand Preferred Shares, at Liquidation Value as a percentage of Total Investments is 28.7%.
N/R	Not rated.
(ETM)	Escrowed to maturity.
(IF)	Inverse floating rate investment.
(UB)	Underlying bond of an inverse floating rate trust reflected as a financing transaction.

Item 2. Controls and Procedures.

a.
The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See EX-99 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Nuveen Insured Premium Income Municipal Fund 2

By (Signature and Title)     /s/ Kevin J. McCarthy
                                                   Kevin J. McCarthy
                                                   Vice President and Secretary

Date         September 29, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)     /s/ Gifford R. Zimmerman
                                                    Gifford R. Zimmerman
                                                  Chief Administrative Officer (principal executive officer)

Date         September 29, 2010

By (Signature and Title)     /s/ Stephen D. Foy
                                                   Stephen D. Foy
                                                  Vice President and Controller (principal financial officer)

Date         September 29, 2010